UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   | | is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:          900 Third Avenue
                  Floor 5
                  New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York           November 28, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $22,700
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number         Name

1.       28-10575                  Delta Offshore, Ltd.
2.       28-10576                  Delta Institutional, LP
3.       28-10829                  Trafelet & Company Advisors, LLC

                           FORM 13F INFORMATION TABLE


                             Trafelet & Company, LLC
                               September 30, 2005



COLUMN 1                    COLUMN  2      COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------         --------------   -----------   ---------   -------------------  -----------  ---------  --------------------
                                                         VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE  SHARED  NONE
---------------         --------------   -----------   ---------   -------------------  -----------  ---------  --------------------
VALUEVISION MEDIA INC   CL A             92047K107        22,700   2,000,00  SH         SHARED       1, 2, 3     0    2,000,000   0
























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